Organization and Principal Activities (Tables) (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Company's Subsidiaries

As of December 31, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huale Group Co., Ltd (“HGL”)	September 28, 2016	April 28, 2020	Seychelles	100%	Investment holding
Huale Holding Co., Ltd (“HHC”)	May 15, 2017	N/A	Seychelles	100%	Investment holding
Huale (HK) Investment Co., Limited(“HHK”)	September 16, 2016	May 29, 2018	Hong Kong	100%	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited (“QCM”)	March 27, 2017	N/A	China	100%	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited(“Shenzhen Yeller”)	May 5, 2017	August 2, 2019	China	80%	Selling audio and video equipment, smart home and cultural media

As of December 31, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huale Group Co., Ltd (“HGL”)	September 28, 2016	April 28, 2020	Seychelles	100%	Investment holding
Huale Holding Co., Ltd (“HHC”)	May 15, 2017	N/A	Seychelles	100%	Investment holding
Huale (Hong Kong) Investment Co., Limited(“HHK”)	September 16, 2016	May 29, 2018	Hong Kong	100%	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited(“QCM”)	March 27, 2017	N/A	China	100%	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited(“Shenzhen Yeller”)	May 5, 2017	August 2, 2019	China	80%	Selling audio and video equipment, smart home and cultural media

Huale Group Co. Limited [Member]
Schedule of Company's Subsidiaries

As of December 31, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huale Holding Co., Limited (“HHC”)	May 15, 2017	N/A	Seychelles	100%	Investment holding
Huale (HK) Investment Co., Limited (“HHK”)	September 16, 2016	May 29, 2018	Hong Kong	100%	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited (“QCM”)	March 27, 2017	N/A	China	100%	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited (“Shenzhen Yeller”)	May 5, 2017	August 2, 2019	China	80%	Selling audio and video equipment, smart home and cultural media